Share Capital - Restricted Share Unit Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares shares	Dec. 31, 2021 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	131,085
Issued	88,876	51,855
Outstanding balance, end of year	219,961	131,085
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	171,106	0
Issued	160,320	171,106
Settled	(59,795)	0
Cancelled	(8,429)	0
Outstanding balance, end of year	263,202	171,106